Estimated Amortization Expense of Intangibles (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2016	$ 71
2017	14
2018	3
Net	$ 88	$ 222